The details of the outstanding warrants are as follows: (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Outstanding at beginning	899,753
Outstanding at ending	1,096,705	899,753
Minimum [Member]
Debt Instrument [Line Items]
Outstanding at ending	147,492
Outstanding at ending	$ 2.4
Maximum [Member]
Debt Instrument [Line Items]
Outstanding at ending	$ 2.8
Warrant [Member]
Debt Instrument [Line Items]
Outstanding at beginning	229,166	0
Outstanding at beginning	$ 2.68	$ 0
Granted	0	229,166
Granted	$ 0	$ 2.68
Granted		5 years
Exercised or settled	(160,416)	0
Exercised or settled	$ 2.63	$ 0
Cancelled or expired	0	0
Cancelled or expired	$ 0	$ 0
Outstanding at ending	68,750	229,166
Outstanding at ending	$ 2.80	$ 2.68
Outstanding at ending	3 years 6 months 10 days
Warrant [Member] | Minimum [Member]
Debt Instrument [Line Items]
Outstanding at beginning	4 years 2 months 12 days
Exercised or settled	4 years 18 days
Warrant [Member] | Maximum [Member]
Debt Instrument [Line Items]
Outstanding at beginning	4 years 6 months 10 days
Exercised or settled	4 years 1 month 28 days